SHARE OPTION PLAN (Schedule of Share Options Outstanding) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding	9,128,105
Options outstanding, Weighted average remaining contractual life	3 years 5 months 1 day
Options outstanding, Weighted average exercise price	1.48
Options outstanding, Weighted average intrinsic value	0.50
Options exercisable, Number exercisable	8,841,438
Options exercisable. Weighted average remaining contractual life	3 years 3 months 4 days
Options exercisable, Weighted average exercise price	1.43
Options exercisable, Weighted average intrinsic value	0.52
Total intrinsic value of options exercised	5,103	840	7,030
Unrecognized share-based compensation cost related to share options	1,098
Unrecognized compensation cost, recognition period	1 year 9 months 29 days
$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	0.50
Options outstanding, Number outstanding	344,500
Options outstanding, Weighted average remaining contractual life	6 months 29 days
Options outstanding, Weighted average exercise price	0.5
Options outstanding, Weighted average intrinsic value	1.44
Options exercisable, Number exercisable	344,500
Options exercisable. Weighted average remaining contractual life	6 months 29 days
Options exercisable, Weighted average exercise price	0.5
Options exercisable, Weighted average intrinsic value	1.44
$0.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	0.86
Options outstanding, Number outstanding	988,800
Options outstanding, Weighted average remaining contractual life	1 year 11 months 5 days
Options outstanding, Weighted average exercise price	0.86
Options outstanding, Weighted average intrinsic value	1.08
Options exercisable, Number exercisable	988,800
Options exercisable. Weighted average remaining contractual life	1 year 11 months 5 days
Options exercisable, Weighted average exercise price	0.86
Options exercisable, Weighted average intrinsic value	1.08
$1.09-1.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price, lower limit	1.09
Average exercise price, upper limit	1.85
Options outstanding, Number outstanding	6,646,070
Options outstanding, Weighted average remaining contractual life	3 years 2 months 8 days
Options outstanding, Weighted average exercise price	1.48
Options outstanding, Weighted average intrinsic value	0.46
Options exercisable, Number exercisable	6,426,070
Options exercisable. Weighted average remaining contractual life	3 years
Options exercisable, Weighted average exercise price	1.47
Options exercisable, Weighted average intrinsic value	0.47
$1.86-2.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price, lower limit	1.86
Average exercise price, upper limit	2.85
Options outstanding, Number outstanding	1,148,735
Options outstanding, Weighted average remaining contractual life	6 years 10 months 13 days
Options outstanding, Weighted average exercise price	2.05
Options outstanding, Weighted average intrinsic value
Options exercisable, Number exercisable	1,082,068
Options exercisable. Weighted average remaining contractual life	6 years 10 months 6 days
Options exercisable, Weighted average exercise price	2.02
Options exercisable, Weighted average intrinsic value